Inventories	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Inventories
12 - INVENTORIES

	$ million
	Dec 31, 2019	Dec 31, 2018
Oil, gas and chemicals	22,654	19,516
Materials	1,417	1,601
Total	24,071	21,117

Inventories at December 31, 2019, include write-downs to net realisable value of $546 million (2018: $1,473 million).